Convertible Notes (Schedule of convertible senior notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Nov. 17, 2021
November 2026 Convertible Notes
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle	$ 32,933	$ 200,000	$ 200,000	$ 200,000
Unamortized issuance costs	(162)		(2,075)
Net carrying amount	32,771		197,925
September 2030 Convertible Notes
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle	500,000	$ 500,000	0
Unamortized issuance costs	(12,938)		0
Net carrying amount	$ 487,062		$ 0